Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2016	Feb. 02, 2016	Dec. 31, 2015
Equity
Share capital, shares outstanding (in shares)	198,375,854		112,342,989
Ordinary shares issued (in dollars per share)	$ 1.00	$ 1.00	$ 1.00